TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of trade and other accounts payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Trade and other accounts payables	$ 1,408,201	$ 1,271,590
Accrued liabilities	357,078	356,402
Total trade and other accounts payables	$ 1,765,279	$ 1,627,992